Subsequent Events - Additional Information (Details) - USD ($)								1 Months Ended			3 Months Ended			6 Months Ended	12 Months Ended
	Aug. 31, 2021	Jul. 14, 2021	Mar. 05, 2021	Feb. 10, 2021	Jan. 19, 2021	Jan. 01, 2021	Oct. 07, 2020	Aug. 31, 2021	Apr. 30, 2021	Feb. 28, 2021	Mar. 31, 2021	Dec. 31, 2020		Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Subsequent Event [Line Items]
Common stock shares voting rights														one vote per share	one vote per share		one vote per share
Common stock, shares, outstanding												128,434,407			128,434,407		128,434,407
Proceeds From Collaboration Agreement									$ 50,000,000
Ours Technology [Member]
Subsequent Event [Line Items]
Business combination voting rights acquired			100.00%
Business combination equity interests issued or issuable number of shares			2,793,699
Business combination restricted stock units issued shares			182,449
Payment to acquire business														$ 16,107,000
Two Thousand And Seventeen Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based arrangement options grants in period gross														8,973,700	6,446,750		17,354,941
Two Thousand And Seventeen Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share based compensation by share based arrangement equity instruments other than options issued														17,935,680
Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Stock issued during period, value, new issues											$ 957,730,890
Founder Shares [Member] | Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Share price												$ 12.00		$ 12.00	$ 12.00
Common stock, shares, outstanding				24,437,500
Fouder shares issued to directors (in Shares)							30,000
Sponsor [Member] | Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Fouder shares issued to directors (in Shares)				30,000
Common Class A [Member] | Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Common stock shares voting rights												one vote		one vote
Number of shares issued in transaction											97,750,000
Stock issued during period, value, new issues											$ 9,775
Common stock, shares, outstanding												0		7,712,437	0
Common Class B [Member] | Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Common stock shares voting rights												one vote		one vote
Number of shares issued in transaction							2,875,000					2,875,000
Common stock, shares, outstanding												24,437,500	[1],[2]	24,437,500	24,437,500	[1],[2]
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds From Collaboration Agreement								$ 100,000,000
Business combination restricted stock units issued shares					16,096,348
Business combination period within which equivalent shares of common stock shall be issued to employees					12 months
Payment of advisory fees to related party in connection with business combination						$ 10,000,000
Subsequent Event [Member] | Aurora Innovation Inc [Member]
Subsequent Event [Line Items]
Business combination, per share					$ 19.66
Business combination voting rights acquired					100.00%
Business combination equity interests issued or issuable number of shares					116,173,646
Subsequent Event [Member] | Ours Technology [Member]
Subsequent Event [Line Items]
Business combination, per share			$ 19.66
Business combination voting rights acquired			100.00%
Business combination equity interests issued or issuable number of shares			2,793,699
Share based compensation by share based arrangement options grants in period gross			545,627
Payment to acquire business			$ 17,750,000
Subsequent Event [Member] | Two Thousand And Seventeen Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based arrangement additional number of shares authorized										26,394,061
Increase in the common stock shares reserved for future issuance										26,394,061
Share based compensation by share based arrangement options grants in period gross										8,574,900
Subsequent Event [Member] | Two Thousand And Seventeen Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share based compensation by share based arrangement equity instruments other than options issued										14,716,686
Subsequent Event [Member] | Cloud Computing Contract [Member]
Subsequent Event [Line Items]
Long-term Purchase Commitment, Amount	$ 300,000,000
Cloud Computing Contract Term	5 years
Subsequent Event [Member] | Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Long-term Line of Credit												$ 122,000			$ 122,000
Subsequent Event [Member] | Founder Shares [Member] | Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Common stock, shares, outstanding				24,437,500
Subsequent Event [Member] | Sponsor [Member] | Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Percentage of threshold class A ordinary shares redemption		22.50%
Fouder shares issued to directors (in Shares)				30,000
Subsequent Event [Member] | Merger Agreement [Member] | Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Pre-transaction equity value		$ 11,000,000,000.0
Subsequent Event [Member] | Sponsor Agreement [Member] | Redemption of aurora innovation class warrants [Member] | Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Number of trading days for determining the share price		20 days
Number of consecutive trading days for determining the share price		30 days
Share price		$ 18.00
Subsequent Event [Member] | Common Class A [Member] | Pipe Investment [Member] | Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Number of shares issued in transaction		100,000,000
Stock issued during period, value, new issues		$ 1,000,000,000
Subsequent Event [Member] | Common Class A [Member] | Conversion in to share of aurora innovation class A common stock [Member] | Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Common stock, conversion basis		one-for-one
Warrant conversion basis		one-for-one basis
Unit conversion basis		one-for-one basis, and one-eighth of one Aurora Innovation Class A common stock.
Subsequent Event [Member] | Common Class A [Member] | Merger Agreement [Member] | Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Common stock shares voting rights		ten votes
Subsequent Event [Member] | Common Class A [Member] | Merger Agreement [Member] | Reinvent Technology Partners Y [Member] | Aurora Innovation Inc [Member]
Subsequent Event [Line Items]
Business combination, per share		$ 10.00
Subsequent Event [Member] | Common Class B [Member] | Conversion in to share of aurora innovation class A common stock [Member] | Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Common stock, conversion basis		one-for-one
Subsequent Event [Member] | Common Class B [Member] | Merger Agreement [Member] | Reinvent Technology Partners Y [Member]
Subsequent Event [Line Items]
Common stock shares voting rights		one vote
Subsequent Event [Member] | Common Class B [Member] | Merger Agreement [Member] | Reinvent Technology Partners Y [Member] | Aurora Innovation Inc [Member]
Subsequent Event [Line Items]
Business combination, per share		$ 10.00
Subsequent Event [Member] | Series U-1 Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Business combination temporary equity shares issued during the period shares					50,873,075
Subsequent Event [Member] | Series U-2 Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Business combination temporary equity shares issued during the period shares					20,349,230

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number includes up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.